Quarterly Holdings Report
for

Fidelity® International Enhanced Index Fund

May 31, 2020

IEI-QTLY-0720
1.870940.112

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 6.5%
AGL Energy Ltd.	72,918	$814,595
Aurizon Holdings Ltd.	1,564,535	4,953,494
Australia & New Zealand Banking Group Ltd.	287,038	3,416,190
BHP Billiton Ltd.	367,416	8,647,448
Brambles Ltd.	19,016	147,538
Coca-Cola Amatil Ltd.	873,350	5,107,317
Cochlear Ltd.	7,514	966,682
Coles Group Ltd.	174,131	1,782,789
Commonwealth Bank of Australia	110,552	4,697,638
CSL Ltd.	64,911	11,951,052
Fortescue Metals Group Ltd.	557,754	5,167,616
Goodman Group unit	341,811	3,501,810
Macquarie Group Ltd.	77,299	5,666,056
Magellan Financial Group Ltd.	41,018	1,595,321
National Australia Bank Ltd.	100,080	1,180,089
Rio Tinto Ltd.	68,512	4,265,267
Stockland Corp. Ltd. unit	112,318	267,270
The GPT Group unit	132,470	352,309
Wesfarmers Ltd.	207,689	5,588,625
Woolworths Group Ltd.	62,706	1,477,095

TOTAL AUSTRALIA		71,546,201

Bailiwick of Jersey - 0.2%
Ferguson PLC	12,342	973,390
Glencore Xstrata PLC	824,223	1,556,590

TOTAL BAILIWICK OF JERSEY		2,529,980

Belgium - 1.5%
Ageas	143,225	4,876,129
Colruyt NV	48,678	2,938,424
Galapagos Genomics NV (a)	10,797	2,190,372
KBC Groep NV	534	28,018
Proximus	21,622	451,108
UCB SA	57,177	5,712,240

TOTAL BELGIUM		16,196,291

Bermuda - 0.1%
Kerry Properties Ltd.	321,423	764,442
Cayman Islands - 1.3%
Cheung Kong Property Holdings Ltd.	1,106,828	6,079,314
CK Hutchison Holdings Ltd.	531,000	3,269,303
Sands China Ltd.	924,800	3,632,701
WH Group Ltd. (b)	1,716,500	1,493,260

TOTAL CAYMAN ISLANDS		14,474,578

Denmark - 3.2%
A.P. Moller - Maersk A/S:
Series A	237	216,172
Series B	3,037	2,994,249
Carlsberg A/S Series B	17,503	2,258,788
Coloplast A/S Series B	16,258	2,723,729
Novo Nordisk A/S Series B	221,746	14,525,401
Novozymes A/S Series B	47,479	2,590,606
Pandora A/S	91,598	4,551,835
Vestas Wind Systems A/S	47,336	4,834,697

TOTAL DENMARK		34,695,477

Finland - 0.4%
Elisa Corp. (A Shares)	20,203	1,264,397
Kone OYJ (B Shares)	8,037	537,786
Neste Oyj	33,613	1,355,176
Nokian Tyres PLC	16,942	393,807
Nordea Bank ABP (Stockholm Stock Exchange)	130,782	890,736

TOTAL FINLAND		4,441,902

France - 9.6%
Air Liquide SA	12,600	1,713,347
Amundi SA (b)	10,202	758,191
Arkema SA	23,879	2,077,079
AXA SA	131,961	2,421,341
BNP Paribas SA	205,659	7,400,725
Bouygues SA	30,318	926,845
Compagnie de St. Gobain	3,878	126,910
Danone SA	17,466	1,201,669
Dassault Systemes SA	44,042	7,443,323
EDF SA	358,181	3,163,296
Eiffage SA	47,816	4,352,408
Eutelsat Communications	205,002	2,038,960
Hermes International SCA	9,485	7,873,455
Iliad SA	2,133	375,049
Kering SA	10,030	5,258,324
L'Oreal SA	36,510	10,708,803
Legrand SA	34,888	2,373,991
LVMH Moet Hennessy Louis Vuitton SE	31,752	13,320,769
Orange SA	290,555	3,494,354
Safran SA	15,756	1,518,230
Sanofi SA	70,551	6,900,932
Sanofi SA sponsored ADR	50,057	2,458,299
Sartorius Stedim Biotech (a)	6,859	1,856,252
Schneider Electric SA	97,341	9,638,002
SCOR SE	6,802	170,578
Total SA	99,993	3,791,814
VINCI SA	19,198	1,791,081
Wendel SA	7,472	685,109

TOTAL FRANCE		105,839,136

Germany - 6.5%
Allianz SE	56,194	10,156,410
Bayer AG	57,918	3,959,251
Beiersdorf AG	58,976	6,170,854
Brenntag AG	58,670	3,121,444
Daimler AG ADR	39,247	365,193
Delivery Hero AG (a)(b)	23,466	2,244,854
Deutsche Borse AG	12,000	1,970,117
Deutsche Post AG	25,748	806,381
Deutsche Telekom AG	549,037	8,616,387
E.ON AG	100,000	1,055,214
Henkel AG & Co. KGaA	8,887	714,709
Lanxess AG	2,993	154,424
Merck KGaA	7,000	801,512
MTU Aero Engines Holdings AG	3,384	544,304
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,528	5,821,380
RWE AG	4,478	148,080
SAP SE	45,688	5,830,807
SAP SE sponsored ADR	8,070	1,033,767
Siemens AG	82,814	9,130,635
Siemens Healthineers AG (b)	13,360	693,665
Volkswagen AG	3,302	521,951
Vonovia SE	15,730	904,135
Zalando SE (a)(b)	93,986	6,347,386

TOTAL GERMANY		71,112,860

Hong Kong - 2.3%
AIA Group Ltd.	741,832	6,087,312
Galaxy Entertainment Group Ltd.	394,000	2,693,203
Hang Seng Bank Ltd.	17,300	265,702
Henderson Land Development Co. Ltd.	1,118,584	4,024,469
Hong Kong Exchanges and Clearing Ltd.	124,800	4,392,137
Power Assets Holdings Ltd.	153,000	856,740
Sino Land Ltd.	212,000	248,838
Swire Pacific Ltd. (A Shares)	180,731	950,875
Techtronic Industries Co. Ltd.	603,500	5,264,866
Wheelock and Co. Ltd.	69,506	471,828

TOTAL HONG KONG		25,255,970

Ireland - 0.0%
Paddy Power Betfair PLC (Ireland)	3,319	424,795
Italy - 2.2%
Enel SpA	1,426,022	11,025,611
Intesa Sanpaolo SpA	4,408,974	7,671,920
Mediobanca SpA	21,181	139,336
Poste Italiane SpA (b)	167,582	1,468,477
Snam Rete Gas SpA	879,375	4,084,213

TOTAL ITALY		24,389,557

Japan - 25.7%
ABC-MART, Inc.	5,200	315,824
Advantest Corp.	120,900	5,964,004
Aozora Bank Ltd.	6,100	113,238
Asahi Kasei Corp.	268,630	2,135,011
Astellas Pharma, Inc.	460,425	8,226,847
Bandai Namco Holdings, Inc.	55,000	3,057,907
Central Japan Railway Co.	14,800	2,536,452
Chugai Pharmaceutical Co. Ltd.	21,800	3,212,036
Dai Nippon Printing Co. Ltd.	272,280	6,183,075
Dai-ichi Mutual Life Insurance Co.	66,067	859,493
Daiichi Sankyo Kabushiki Kaisha	13,500	1,262,437
Daiwa House Industry Co. Ltd.	24,300	602,627
East Japan Railway Co.	40,100	3,149,564
Eisai Co. Ltd.	9,810	767,553
FamilyMart Co. Ltd.	38,600	722,643
Fujifilm Holdings Corp.	75,800	3,500,949
Fujitsu Ltd.	69,955	7,200,153
Hitachi Ltd.	250,952	8,039,679
Hoya Corp.	80,184	7,516,901
Hulic Co. Ltd.	27,600	278,956
Isuzu Motors Ltd.	150,900	1,412,523
Itochu Corp.	33,400	715,416
ITOCHU Techno-Solutions Corp.	18,200	614,289
Japan Post Holdings Co. Ltd.	900,977	6,550,661
Japan Post Insurance Co. Ltd.	242,600	3,077,350
Japan Real Estate Investment Corp.	542	2,955,130
Kakaku.com, Inc.	89,300	2,157,873
Kamigumi Co. Ltd.	211,300	4,124,313
KDDI Corp.	175,420	5,120,369
Keyence Corp.	2,100	863,601
Kurita Water Industries Ltd.	20,000	553,943
Marubeni Corp.	726,350	3,524,493
Medipal Holdings Corp.	275,557	5,460,293
Mercari, Inc. (a)	28,600	851,277
Mitsubishi Electric Corp.	292,058	3,841,479
Mitsubishi Estate Co. Ltd.	35,789	568,469
Mitsubishi Heavy Industries Ltd.	27,900	721,139
Mitsubishi UFJ Financial Group, Inc.	1,848,412	7,673,005
Mitsubishi UFJ Lease & Finance Co. Ltd.	763,371	3,723,243
Murata Manufacturing Co. Ltd.	25,600	1,439,944
NEC Corp.	23,500	1,053,572
Nexon Co. Ltd.	180,400	3,757,044
Nintendo Co. Ltd.	17,000	6,911,841
Nippon Paint Holdings Co. Ltd.	11,200	779,934
Nippon Prologis REIT, Inc.	110	310,075
Nippon Telegraph & Telephone Corp.	187,770	4,273,868
Nissan Motor Co. Ltd. sponsored ADR (c)	87,636	665,157
Nisshin Seifun Group, Inc.	17,100	266,224
Nissin Food Holdings Co. Ltd.	8,200	684,315
Nitori Holdings Co. Ltd.	2,500	452,849
Nitto Denko Corp.	115,100	6,222,199
Nomura Holdings, Inc.	1,599,900	6,895,294
Nomura Research Institute Ltd.	245,300	6,477,949
NTT DOCOMO, Inc.	305,960	8,408,907
Obayashi Corp.	98,300	908,759
OBIC Co. Ltd.	17,100	2,961,918
Olympus Corp.	330,200	5,730,162
ORIX Corp.	519,432	6,882,733
Otsuka Corp.	124,500	6,003,060
Otsuka Holdings Co. Ltd.	41,200	1,858,205
Panasonic Corp.	138,500	1,240,807
Rakuten, Inc.	450,100	4,073,416
Ryohin Keikaku Co. Ltd.	142,400	2,159,561
Sankyo Co. Ltd. (Gunma)	9,100	234,156
Secom Co. Ltd.	76,800	6,647,051
Sekisui Chemical Co. Ltd.	24,500	341,903
Sekisui House Ltd.	176,400	3,357,235
Shin-Etsu Chemical Co. Ltd.	57,600	6,745,709
Shionogi & Co. Ltd.	107,851	6,395,665
SoftBank Corp.	571,300	7,236,272
SoftBank Group Corp.	15,900	726,245
Sony Corp.	31,700	2,053,078
Sony Corp. sponsored ADR	97,244	6,297,521
Sumitomo Mitsui Financial Group, Inc.	204,892	5,946,443
Toho Gas Co. Ltd.	3,900	192,026
Tokyo Century Corp.	14,600	634,253
Tokyo Electron Ltd.	38,700	7,715,239
Toppan Printing Co. Ltd.	275,200	4,702,987
Toyo Suisan Kaisha Ltd.	49,600	2,589,346
Toyota Motor Corp.	169,959	10,711,213
Toyota Motor Corp. sponsored ADR	4,635	584,056
Tsuruha Holdings, Inc.	3,500	516,667
Unicharm Corp.	28,000	1,041,124
Welcia Holdings Co. Ltd.	9,200	772,034
West Japan Railway Co.	40,900	2,636,153
Yahoo! Japan Corp.	415,400	1,694,803
Yamada Denki Co. Ltd.	59,800	290,558
Yamato Holdings Co. Ltd.	18,300	404,536
Yamazaki Baking Co. Ltd.	37,000	662,497
Zozo, Inc.	35,800	658,604

TOTAL JAPAN		282,359,382

Luxembourg - 0.1%
Aroundtown SA	150,799	827,263
Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	238,000	236,076
HKT Trust/HKT Ltd. unit	170,000	241,842

TOTAL MULTI-NATIONAL		477,918

Netherlands - 5.7%
Akzo Nobel NV	7,763	637,480
ASML Holding NV (Netherlands)	52,968	17,351,242
Ferrari NV	9,433	1,590,560
Fiat Chrysler Automobiles NV (Italy)	392,489	3,460,190
Heineken Holding NV	60,199	4,951,651
Heineken NV (Bearer)	43,552	3,987,487
Koninklijke Ahold Delhaize NV	267,188	6,774,262
Koninklijke KPN NV	797,237	1,948,742
Koninklijke Philips Electronics NV	186,840	8,494,301
NXP Semiconductors NV	14,878	1,429,776
Unilever NV	75,254	3,888,970
Vopak NV	13,053	714,476
Wolters Kluwer NV	95,218	7,576,342

TOTAL NETHERLANDS		62,805,479

New Zealand - 0.4%
Fisher & Paykel Healthcare Corp.	194,834	3,625,877
Meridian Energy Ltd.	59,484	175,392
Spark New Zealand Ltd.	51,901	142,402

TOTAL NEW ZEALAND		3,943,671

Norway - 0.1%
Orkla ASA	38,639	347,168
Yara International ASA	12,306	421,056

TOTAL NORWAY		768,224

Singapore - 1.5%
Ascendas Real Estate Investment Trust	109,900	243,479
ComfortDelgro Corp. Ltd.	1,332,767	1,358,426
DBS Group Holdings Ltd.	307,100	4,232,189
Genting Singapore Ltd.	6,656,660	3,698,668
Singapore Exchange Ltd.	64,800	379,774
Singapore Telecommunications Ltd.	155,500	273,843
United Overseas Bank Ltd.	428,855	5,939,849
Wilmar International Ltd.	214,500	604,268

TOTAL SINGAPORE		16,730,496

Spain - 2.6%
ACS Actividades de Construccion y Servicios SA	51,342	1,313,845
Aena Sme SA (a)(b)	29,874	4,251,321
Banco Bilbao Vizcaya Argentaria SA	623,359	1,919,856
Cellnex Telecom SA (b)	21,839	1,234,422
Enagas SA	168,695	3,784,522
Endesa SA	43,973	1,042,141
Iberdrola SA	713,459	7,724,964
Red Electrica Corporacion SA	168,433	2,965,793
Telefonica SA	999,903	4,682,239

TOTAL SPAIN		28,919,103

Sweden - 3.9%
Atlas Copco AB:
(A Shares)	149,528	5,914,574
(B Shares)	85,928	3,029,465
Ericsson (B Shares)	12,500	114,467
Essity AB Class B	196,585	6,484,298
H&M Hennes & Mauritz AB (B Shares)	215,258	3,273,760
Investor AB (B Shares)	18,584	988,117
Kinnevik AB (B Shares)	69,214	1,740,900
Sandvik AB	263,134	4,353,661
Skandinaviska Enskilda Banken AB (A Shares) (a)	633,078	5,490,566
SKF AB (B Shares)	218,543	4,007,857
Swedish Match Co. AB	33,747	2,340,878
Volvo AB (B Shares)	328,840	4,650,326

TOTAL SWEDEN		42,388,869

Switzerland - 10.1%
ABB Ltd. (Reg.)	173,172	3,436,122
Coca-Cola HBC AG	70,328	1,770,107
Credit Suisse Group AG	796,291	7,318,303
Ems-Chemie Holding AG	3,415	2,522,726
Givaudan SA	840	3,010,480
Kuehne & Nagel International AG	7,613	1,095,487
LafargeHolcim Ltd. (Reg.)	28,649	1,183,730
Nestle SA (Reg. S)	259,619	28,188,658
Novartis AG	239,688	20,866,272
Partners Group Holding AG	1,424	1,176,155
Roche Holding AG (participation certificate)	69,745	24,210,008
Sonova Holding AG Class B	18,799	4,114,358
Swisscom AG	6,039	3,138,170
UBS Group AG	822,143	8,804,401

TOTAL SWITZERLAND		110,834,977

United Kingdom - 13.6%
3i Group PLC	46,915	478,005
Admiral Group PLC	34,543	995,272
Anglo American PLC (United Kingdom)	279,346	5,866,939
AstraZeneca PLC:
(United Kingdom)	17,861	1,923,626
sponsored ADR	133,186	7,271,956
Auto Trader Group PLC (b)	179,436	1,247,228
Aviva PLC	829,508	2,558,648
BAE Systems PLC	1,006,462	6,211,712
Barclays PLC	2,556,728	3,654,968
Barratt Developments PLC	204,766	1,256,843
Berkeley Group Holdings PLC	21,313	1,077,868
BHP Billiton PLC	345,465	6,793,860
BP PLC	801,518	3,064,958
BP PLC sponsored ADR	372,154	8,611,644
British American Tobacco PLC:
(United Kingdom)	111,382	4,417,459
sponsored ADR	53,344	2,138,028
BT Group PLC	700,047	1,005,049
Burberry Group PLC	131,646	2,458,282
Diageo PLC	97,388	3,397,857
GlaxoSmithKline PLC	38,000	787,084
GlaxoSmithKline PLC sponsored ADR	107,945	4,525,054
HSBC Holdings PLC:
(United Kingdom)	166,085	764,876
sponsored ADR	349,046	8,045,510
Imperial Brands PLC	181,300	3,283,574
Legal & General Group PLC	907,611	2,240,832
Lloyds Banking Group PLC	1,041,813	384,224
Lloyds Banking Group PLC sponsored ADR	143,521	202,365
London Stock Exchange Group PLC	24,372	2,430,936
National Grid PLC	330,582	3,780,569
Persimmon PLC	85,177	2,412,089
Prudential PLC	122,119	1,583,799
Prudential PLC ADR (c)	42,459	1,090,347
Reckitt Benckiser Group PLC	951	85,178
RELX PLC (London Stock Exchange)	120,360	2,784,857
Rio Tinto PLC	133,293	7,229,071
Royal Dutch Shell PLC:
Class A (United Kingdom)	519,329	8,219,966
Class B (United Kingdom)	489,204	7,468,612
Sage Group PLC	712,714	6,082,194
Scottish & Southern Energy PLC	120,675	1,854,789
Segro PLC	22,670	235,067
Severn Trent PLC	18,272	550,834
Smith & Nephew PLC	189,347	3,862,969
Tate & Lyle PLC	617,260	5,133,437
Taylor Wimpey PLC	1,277,858	2,266,230
Unilever PLC	22,018	1,182,226
United Utilities Group PLC	200,228	2,269,056
Vodafone Group PLC	2,317,309	3,810,814
WM Morrison Supermarkets PLC	243,346	561,094

TOTAL UNITED KINGDOM		149,557,855

TOTAL COMMON STOCKS
(Cost $1,079,148,789)		1,071,284,426

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Henkel AG & Co. KGaA	76,775	6,841,790
Porsche Automobil Holding SE (Germany)	11,448	629,365
Sartorius AG (non-vtg.)	1,839	680,597
Volkswagen AG	17,984	2,645,116
TOTAL NONCONVERTIBLE PREFERRED STOCK
(Cost $12,317,382)		10,796,868

Money Market Funds - 0.2%
Fidelity Cash Central Fund 0.11% (d)	804	804
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	1,819,681	1,819,863
TOTAL MONEY MARKET FUNDS
(Cost $1,820,667)		1,820,667
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $1,093,286,838)		1,083,901,961
NET OTHER ASSETS (LIABILITIES) - 1.3%(f)		14,352,934
NET ASSETS - 100%		$1,098,254,895

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	159	June 2020	$13,743,165	$1,717,459	$1,717,459

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,738,804 or 1.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $12,364,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$139,055
Fidelity Securities Lending Cash Central Fund	72,451
Total	$211,506

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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